Intangible assets other than goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill.
Schedule of intangible assets

	Software & databases	Licenses, rights, technology and in-process R&D	Contract costs	Total

	(Euro, in thousands)
Acquisition value
On January 1, 2020	€14,541	5,172	15,384	35,099
Additions	9,494	39,299		48,793
Sales and disposals	(17)			(17)
Reclassifications to assets held for sale	(159)	(38)		(197)
Translation differences	(143)	(1)		(144)
On December 31, 2020	23,717	44,432	15,384	83,534
Additions	2,423	1,250		3,673
Sales and disposals	(1,643)	(5,753)		(7,396)
Translation differences	57			57
On December 31, 2021	24,554	€39,929	€15,384	€79,868
Impact of acquisitions of businesses		124,570		124,570
Additions	1,126	8,423		9,549
Sales and disposals	(913)	(36,298)		(37,211)
Translation differences		(36)		(36)
On December 31, 2022	€24,767	€136,588	€15,384	€176,740

Amortization and impairment
On January 1, 2020	€8,034	1,626	512	10,173
Amortization	2,303	2,289	1,538	6,130
Sales and disposals	(17)			(17)
Reclassifications to assets held for sale	(143)	(33)		(176)
Translation differences	(142)			(142)
On December 31, 2020	10,034	3,883	2,050	15,968
Amortization	3,529	2,053	1,538	7,120
Impairment		4,016		4,016
Sales and disposals	(1,643)	(5,753)		(7,396)
Translation differences	57			57
On December 31, 2021	11,977	€4,199	€3,588	€19,765
Amortization	3,967	6,666	1,538	12,171
Impairment		35,666		35,666
Sales and disposals	(913)	(36,298)		(37,211)
Translation differences		(4)		(4)
On December 31, 2022	€15,031	€10,229	€5,126	€30,387

Carrying amount
On December 31, 2020	€13,683	€40,549	€13,334	€67,565
On December 31, 2021	€12,577	€35,730	€11,796	€60,103
On December 31, 2022	€9,736	€126,359	€10,258	€146,354